NOTES TO SCHEDULE 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Restricted capital and reserves	$ 113,970	$ 113,505